SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease right-of-use assets	$ 641,651	$ 235,706
Operating lease liabilities, current portion	138,743	94,696
Operating lease liabilities, long-term	496,017	164,295
Total operating lease liabilities	$ 634,760	$ 258,991
Weighted-average remaining lease term (years)	5 years 9 months 18 days	3 years 6 months
Weighted average discount rate	9.00%	15.00%